Document and Entity Information	Aug. 29, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2023
Registrant Name	The North Carolina Capital Management Trust
Central Index Key	0000702149
Investment Company Type	N-1A
Amendment Flag	false